17. Subsequent events	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Note 17. Subsequent events

Subsequent to September 30, 2016, 25,000 stock options with an exercise price of C$1.25, 50,000 stock options with an exercise price of C$0.56 and 35,000 stock options with an exercise price of C$0.30 expired.